CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Statement of Income and Comprehensive Income [Abstract]
Net (Loss) Earnings	$ 9,899	$ 13,779	$ 41,413
Change in pension and post retirement benefits adjustment (net of tax)	(20,552)	11,296	771
Total	$ (10,653)	$ 25,075	$ 42,184